Employee Benefit Obligations and Share-Based Payments - Summary of Movements in Share Options and RSUs outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding at beginning of year	28,347,017	31,342,398	34,291,517
Number of share options granted during the year	9,301,845	1,940,595	8,082,853
Number of share options exercised during the year	(391,687)	(4,019,069)	(7,342,952)
Number of share options forfeited during the year	(2,111,454)	(916,907)	(3,686,645)
Number of share options expired during the year	(21,435)	0	(2,375)
Number of share options outstanding at end of year	35,124,286	28,347,017	31,342,398
Weighted average exercise price outstanding at beginning of year | $ / shares	$ 14.74	$ 10.96	$ 10.18
Weighted average exercise price granted during the year | $ / shares	20.12	62.22	11.57
Weighted average exercise price exercised during the year | $ / shares	6.50	9.37	8.75
Weighted average exercise price forfeited during the year | $ / shares	21.27	9.93	9.30
Weighted average exercise price expired during the year | $ / shares	18.16	0	20.00
Weighted average exercise price at end of year | $ / shares	$ 15.86	$ 14.74	$ 10.96
Number of RSUs outstanding at beginning of year	0
Number of RSUs expired during the year	0	0	0
Number of RSUs outstanding at end of year		0
Weighted average exercise price outstanding at beginning of year | $ / shares	$ 0	$ 0	$ 0
Weighted average exercise price granted during the year | $ / shares	0	0	0
Weighted average exercise price exercised during the year | $ / shares	0	0	0
Weighted average exercise price forfeited during the year | $ / shares	0	0	0
Weighted average exercise price of other equity instruments expired in share-based payment arrangement | $ / shares	0	0	0
Weighted average exercise price at end of year | $ / shares	$ 0	$ 0	$ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs outstanding at beginning of year	17,960,809	11,721,315	7,580,830
Number of RSUs granted during the year	22,278,558	11,992,577	9,333,781
Number of RSUs exercised during the year	7,188,717	4,658,441	4,095,381
Number of RSUs forfeited during the year	2,849,161	1,094,642	1,097,915
Number of RSUs outstanding at end of year	30,201,489	17,960,809	11,721,315